Offerings	Jun. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Takeda Pharmaceutical Company Limited
Fee Rate	0.01531%
Offering Note	(1a) An indeterminate aggregate initial offering price or number of securities are being registered and may from time to time be offered at indeterminate prices. (1b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guaranteed Senior Debt Securities of Takeda U.S. Financing, Inc.
Fee Rate	0.01531%
Offering Note	See notes (1a) & (1b) above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Takeda Pharmaceutical Company Limited in connection with Guaranteed Senior Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n), no separate fee for the guarantees is payable.